Debt (Tables)	3 Months Ended
Mar. 31, 2015
Debt [Abstract]
Summary of activity in convertible notes

Balance at January 1, 2015	$453,579
Borrowings from convertible notes	109,000
Original issue debt discount	(3,000)
Debt discount resulting from derivative liability	(180,741)
Write off of debt discount due to debt extinguishment	16,093
Amortization of debt discount	142,283
$537,214